Equity-accounted investees (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity-accounted investees [Line Items]
Current assets	$ 2,399,596	$ 2,466,261	$ 152,760
Non-current Assets	1,868,498	1,829,975	23,938
Current liabilities	555,663	748,045
Non-current liabilities	1,574,629	1,300,723	3,643
Revenue	2,265,803	2,157,323	1,939,322
Gain (loss) from continuing operations	442,063	428,417	281,924
Other comprehensive income	(486)	(4,948)	548
Comprehensive income	441,577	423,469	282,472
Associates [member]
Equity-accounted investees [Line Items]
Current liabilities			57,044
Revenue		194,902
Gain (loss) from continuing operations		27,397
Other comprehensive income		(1,761)
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Current assets	32,093	44,801	37,801
Non-current Assets	2,847	2,032	2,104
Current liabilities	5,695	3,764	3,843
Non-current liabilities	0	0	0
Revenue	33,098	35,131	41,442
Gain (loss) from continuing operations	1,611	4,008	4,005
Other comprehensive income	(1)	(4)	0
Comprehensive income	1,610		4,005
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Current assets	66,498	81,057	68,449
Non-current Assets	12,242	10,731	5,984
Current liabilities	27,067	36,960	39,729
Non-current liabilities	8,509	11,251	1,281
Revenue	74,144	75,269	83,905
Gain (loss) from continuing operations	481	12,854	8,052
Other comprehensive income	978	(4,367)	1,180
Comprehensive income	1,459		9,232
Ajay North America
Equity-accounted investees [Line Items]
Current assets	21,644	19,426	18,844
Non-current Assets	12,409	12,498	11,633
Current liabilities	3,542	2,470	3,015
Non-current liabilities	0	0	0
Revenue	40,290	36,185	35,715
Gain (loss) from continuing operations	7,608	7,505	5,702
Other comprehensive income	0	0	0
Comprehensive income	7,608		5,702
Ajay Europe SARL
Equity-accounted investees [Line Items]
Current assets	21,219	23,555	20,675
Non-current Assets	1,214	1,266	1,361
Current liabilities	6,743	8,534	7,290
Non-current liabilities	0	0	0
Revenue	36,337	32,310	33,319
Gain (loss) from continuing operations	2,747	2,098	2,265
Other comprehensive income	(878)	2,208	(13)
Comprehensive income	1,869		2,252
Charlee SQM Thailand Co, Ltd,
Equity-accounted investees [Line Items]
Current assets		8,585	6,264
Non-current Assets		712	591
Current liabilities		3,292	2,448
Non-current liabilities		255	0
Revenue		13,618	12,065
Gain (loss) from continuing operations		981	609
Other comprehensive income		414	0
Comprehensive income		1,395	609
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Current assets		3,981	727
Non-current Assets		2,671	2,265
Current liabilities	1,829	4,487	719
Non-current liabilities	1,434	2,260	2,362
Revenue	3,192	2,389	833
Gain (loss) from continuing operations	740	(49)	(200)
Other comprehensive income	(42)	$ (12)	0
Comprehensive income	698		$ (200)
Kore Potash Ltd.
Equity-accounted investees [Line Items]
Current assets	6,659
Non-current Assets	148,426
Current liabilities	2,180
Non-current liabilities	0
Revenue	0
Gain (loss) from continuing operations	(8,198)
Other comprehensive income	(6,882)
Comprehensive income	$ (15,080)